Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
NOL for Federal tax	$ 123,000,000.0
NOL for State tax	12,900,000
NOL for Foreign tax	3,700,000
Various tax credits, amount	8,900,000
NOL carryforwards	1,767,803	$ 1,154,935
Prepaid expenses	606,606
Interest or penalties accrued	$ 0